UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01442
                                                    --------------

                        Phoenix Strategic Allocation Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)


            Kevin J. Carr, Esq.                     John R. Flores, Esq.
   Vice President, Chief Legal Officer,                Vice President
   Counsel and Secretary for Registrant         Litigation/Employment Counsel
      Phoenix Life Insurance Company           Phoenix Life Insurance Company
             One American Row                         One American Row
            Hartford, CT 06102                       Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


PHOENIX STRATEGIC ALLOCATION FUND


                                    GLOSSARY

ADR (AMERICAN DEPOSITORY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

PHOENIX STRATEGIC ALLOCATION FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)


                                                 PAR VALUE
                                                   (000)          VALUE
                                                  -------     ------------

AGENCY MORTGAGE-BACKED SECURITIES--6.4%
FNMA 1.50%, 5/3/05                                $ 1,250     $  1,248,273
FNMA 5.50%, 9/1/17                                  2,312        2,358,613
FNMA 4.50%, 6/1/19                                    990          969,098
FNMA 6%, 12/1/32                                      641          656,175
FNMA 5%, 5/1/34                                     4,964        4,857,430
FNMA 5.50%, 5/1/34                                  1,759        1,762,716
FNMA 6%, 5/1/34                                     3,213        3,284,995
FNMA 5.50%, 6/1/34                                  2,017        2,021,351
FNMA 6%, 7/1/34                                       851          870,496
FNMA 6%, 10/1/34                                      496          507,380
GNMA 6.50%, 6/15/28                                    37           38,678
GNMA 6.50%, 11/15/31                                   98          102,148
GNMA 6.50%, 2/15/32                                   132          138,270
GNMA 6.50%, 4/15/32                                   184          191,926
GNMA 6%, 8/15/32                                    1,408        1,448,961
--------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,227,627)                                   20,456,510
--------------------------------------------------------------------------

MUNICIPAL BONDS--4.4%

CALIFORNIA--0.7%
Alameda Corridor Transportation
  Authority Revenue Taxable Series
  D 6.25%, 10/1/14 (MBIA Insured)                     500          544,005
Contra Costa County Pension
  Obligation Taxable 6.10%, 6/1/11
  (FSA Insured)                                       500          532,605
Long Beach Pension Obligation
  RevenueTaxable 6.87%, 9/1/06 (FSA
  Insured)                                            220          228,934
Marin County Taxable-Pension
  General Obligation 4.79%, 8/1/15
  (MBIA Insured)                                    1,000          977,640
                                                              ------------
                                                                 2,283,184
                                                              ------------

CONNECTICUT--0.4%
Connecticut State General
  Obligation Series C 5%, 5/1/13
  (FGIC Insured)                                    1,000        1,083,440

FLORIDA--0.8%
Florida State Department of
  Environmental Protection
  Preservation Revenue Series B 5%,
  7/1/13 (MBIA Insured)                             1,000        1,087,100
Florida State Department of
  Transportation General Obligation
  Series A 5%, 7/1/12                                 785          852,361


                                                 PAR VALUE
                                                   (000)          VALUE
                                                  -------     ------------

MUNICIPAL BONDS (continued)

FLORIDA (CONTINUED)
University of Miami Exchangeable
  Revenue Taxable Series A 7.65%,
  4/1/20 (MBIA Insured)                           $   595     $    628,849
                                                              ------------
                                                                 2,568,310
                                                              ------------

KENTUCKY--0.3%
Kentucky State Property and
  Buildings Commission Revenue 5%,
  10/1/12 (AMBAC Insured)                             960        1,037,069

MAINE--0.2%
Bangor Pension Obligation Taxable
  Series B 5.94%, 6/1/13 (FGIC
  Insured)                                            675          721,211

NEW JERSEY--0.4%
Hamilton Township Atlantic County
  School District General
  Obligation Taxable 4.25%,
  12/15/14 (FSA Insured)                              500          472,540
Monroe Township Middlesex County
  General Obligation Taxable
  Pension 5%, 8/15/13                                 590          588,767
                                                              ------------
                                                                 1,061,307
                                                              ------------

NEW YORK--0.2%
New York State Environmental
  Facilities Corp. State Service
  Contract Revenue 6.70%, 3/15/08
  (FSA Insured)                                       600          642,324

PENNSYLVANIA--0.7%
Philadelphia Authority for
  Industrial Development Pension
  Funding Retirement Systems
  Revenue Taxable Series A 5.69%,
  4/15/07 (MBIA Insured)                            1,000        1,028,660
Pittsburgh General Obligation
  Taxable Pension Series A 6.50%,
  3/1/14 (FGIC Insured)                             1,100        1,199,198
                                                              ------------
                                                                 2,227,858
                                                              ------------

TEXAS--0.2%
Texas State Water Financial
  Assistance General Obligation
  Series C Taxable 4.70%, 8/1/09                      625          630,556

VIRGINIA--0.5%
Virginia Public Building Authority
  Public Facilities Revenue Series
  A 5%, 8/1/12                                      1,500        1,629,015

                                                 PAR VALUE
                                                   (000)          VALUE
                                                  -------     ------------
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $14,231,628)                                   13,884,274
--------------------------------------------------------------------------

ASSET-BACKED SECURITIES--1.7%
AmeriCredit Automobile Receivables
  Trust 01-D, A4 4.41%, 11/12/08                  $   717     $    720,995
Capital One Master Trust 01-5, A
  5.30%, 6/15/09                                    1,000        1,016,925
M&I Auto Loan Trust 03-1, B 3.45%,
  2/21/11                                             500          492,632
Morgan Stanley Auto Loan Trust
  04-HB1, A4 3.33%, 10/15/11                        1,000          977,656
WFS Financial Owner Trust 03-1, A4
  2.74%, 9/20/10                                    2,000        1,975,023
Whole Auto Loan Trust 02-1, B
  2.91%, 4/15/09                                      152          151,407
--------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,423,873)                                     5,334,638
--------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--13.3%

AEROSPACE & DEFENSE--0.3%
Rockwell Collins, Inc. 4.75%,
  12/1/13                                           1,000          984,614

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc.
  8.25%, 7/15/07                                      250          269,874

ALUMINUM--0.3%
Alcoa, Inc. 5.375%, 1/15/13                         1,000        1,026,101

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Amvescap plc 5.375%, 12/15/14                         750          730,200

AUTO PARTS & EQUIPMENT--0.1%
American Axle & Manufacturing, Inc.
  5.25%, 2/11/14                                      250          222,992

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
  4.75%, 1/15/08(g)                                   500          497,632

BROADCASTING & CABLE TV--0.3%
Cox Communications, Inc. 144A
  5.45%, 12/15/14(d)                                  325          316,390
Echostar DBS Corp. 5.75%, 10/1/08                     500          495,000
                                                              ------------
                                                                   811,390
                                                              ------------

CASINOS & GAMING--0.4%
Harrah's Operating Co., Inc. 7.50%,
  1/15/09                                             250          271,924
Mandalay Resort Group 6.375%,
  12/15/11                                            250          253,750
MGM Mirage, Inc. 9.75%, 6/1/07                        100          108,000
Station Casinos, Inc. 6.875%, 3/1/16                  500          503,125
                                                              ------------
                                                                 1,136,799
                                                              ------------


                                                 PAR VALUE
                                                   (000)          VALUE
                                                  -------     ------------

DOMESTIC CORPORATE BONDS (continued)

COMMUNICATIONS EQUIPMENT--0.1%
Motorola, Inc. 7.625%, 11/15/10                   $   250     $    280,914

CONSUMER FINANCE--1.9%
Ford Motor Credit Co. 7.25%,
  10/25/11                                            500          493,414
Ford Motor Credit Co. 7%, 10/1/13                     325          314,832
General Electric Capital Corp.
  3.50%, 5/1/08                                       750          730,003
General Electric Capital Corp. 6%,
  6/15/12                                           1,000        1,065,442
General Motors Acceptance Corp.
  6.875%, 9/15/11                                     250          226,210
General Motors Acceptance Corp.
  6.875%, 8/28/12                                     500          445,497
General Motors Acceptance Corp.
  6.75%, 12/1/14                                      325          280,736
HSBC Finance Corp. 6.75%, 5/15/11                   1,000        1,094,733
SLM Corp. 4.536%, 2/1/10(e)                         1,550        1,527,959
                                                              ------------
                                                                 6,178,826
                                                              ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
First Data Corp. 5.625%, 11/1/11                    1,000        1,047,021

DIVERSIFIED BANKS--0.6%
Bank of America Corp. 5.25%, 12/1/15                  500          500,900
National Capital Trust II 144A
  5.486%, 12/29/49(d)(e)                              700          702,101
Rabobank Capital Funding II 144A
  5.26%, 12/29/49(d)(e)                               800          803,567
                                                              ------------
                                                                 2,006,568
                                                              ------------

DIVERSIFIED CAPITAL MARKETS--0.2%
Deutsche Bank AG NY Series GS
  4.56%, 3/22/10(e)                                   500          500,000

DIVERSIFIED CHEMICALS--0.2%
Cabot Corp. 144A 5.25%, 9/1/13(d)                     500          491,371

DIVERSIFIED COMMERCIAL SERVICES--0.5%
International Lease Finance Corp.
  5.75%, 2/15/07                                      500          513,204
International Lease Finance Corp.
  4.75%, 1/13/12                                    1,000          969,307
                                                              ------------
                                                                 1,482,511
                                                              ------------

ELECTRIC UTILITIES--0.3%
Entergy Gulf States, Inc. 5.25%,
  8/1/15                                              300          292,757
Oncor Electric Delivery Co. 6.375%,
  1/15/15                                             750          808,101
                                                              ------------
                                                                 1,100,858
                                                              ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Mettler-Toledo International, Inc.
  4.85%, 11/15/10                                     500          491,221

PHOENIX STRATEGIC ALLOCATION FUND

                                                 PAR VALUE
                                                   (000)          VALUE
                                                  -------     ------------

DOMESTIC CORPORATE BONDS (continued)

GAS UTILITIES--0.2%
AmeriGas Partners LP/AmeriGas Eagle
  Finance Corp. Series B 8.875%,
  5/20/11                                         $   500     $    532,500

HEALTH CARE DISTRIBUTORS--0.2%
AmerisourceBergen Corp. 8.125%,
  9/1/08                                              565          608,788

HOMEBUILDING--0.5%
Horton (D.R.), Inc. 4.875%, 1/15/10                   500          481,767
Horton (D.R.), Inc. 6.125%, 1/15/14                   450          448,412
Lennar Corp. 7.625%, 3/1/09                           500          544,791
                                                              ------------
                                                                 1,474,970
                                                              ------------

HOTELS, RESORTS & CRUISE LINES--0.3%
Carnival Corp. 3.75%, 11/15/07                      1,000          982,766
La Quinta Properties 7%, 8/15/12                       55           55,963
                                                              ------------
                                                                 1,038,729
                                                              ------------

INDUSTRIAL MACHINERY--0.3%
ITW CUPIDS Financial Trust I 144A
  6.55%, 12/31/11(c)(d)                             1,000        1,067,253

INTEGRATED OIL & GAS--0.4%
ChevronTexaco Capital Co. 3.50%,
  9/17/07                                           1,000          984,289
Conoco Funding Co. 5.45%, 10/15/06                    250          255,343
                                                              ------------
                                                                 1,239,632
                                                              ------------

INVESTMENT BANKING & BROKERAGE--0.3%
Credit Suisse First Boston USA,
  Inc. 5.125%, 1/15/14                                500          496,454
Merrill Lynch & Co., Inc. 5%, 2/3/14                  500          489,841
                                                              ------------
                                                                   986,295
                                                              ------------

LIFE & HEALTH INSURANCE--0.7%
Jefferson-Pilot Corp. 4.75%, 1/30/14                  850          823,740
Metlife, Inc. 5%, 11/24/13                            800          790,406
Protective Life Corp. 4.875%,
  11/1/14                                             675          648,407
                                                              ------------
                                                                 2,262,553
                                                              ------------

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12                      325          354,927

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                        450          456,898

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co. 5.50%, 10/15/10                       450          462,975


                                                 PAR VALUE
                                                   (000)          VALUE
                                                  -------     ------------

DOMESTIC CORPORATE BONDS (continued)

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Chesapeake Energy Corp. 6.875%,
  1/15/16                                         $   250     $    253,750
Pemex Project Funding Master Trust
  9.125%, 10/13/10                                    500          577,500
Pemex Project Funding Master Trust
  7.375%, 12/15/14                                    750          802,500
                                                              ------------
                                                                 1,633,750
                                                              ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.4%
Motiva Enterprises LLC 144A 5.20%,
  9/15/12(d)                                       1 ,000        1,012,762
Valero Energy Corp. 4.75%, 6/15/13                    325          316,746
                                                              ------------
                                                                 1,329,508
                                                              ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
Bosphorus Financial Services Ltd.
  144A 1.80%, 2/15/12(d)(e)                           250          249,901
J.P. Morgan Chase & Co. 5.125%,
  9/15/14                                             375          369,068
Principal Life Global Funding I
  144A 4.40%, 10/1/10(d)                              500          488,436
TIAA Global Markets 144A 3.875%,
  1/22/08(d)                                        1,000          987,179
                                                              ------------
                                                                 2,094,584
                                                              ------------

PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 6.75%, 2/15/11                      500          548,419
Campbell Soup Co. 5%, 12/3/12                         500          502,017
                                                              ------------
                                                                 1,050,436
                                                              ------------

RAILROADS--0.2%
Union Pacific Corp. 6.50%, 4/15/12                    500          541,911

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
EOP Operating LP 4.75%, 3/15/14                       500          468,874

REGIONAL BANKS--0.5%
PNC Funding Corp. 5.25%, 11/15/15                   1,000          991,923
Zions Bancorp 5.65%, 5/15/14                          750          761,291
                                                              ------------
                                                                 1,753,214
                                                              ------------

REITS--0.3%
Colonial Properties Trust 6.25%,
  6/15/14                                             600          631,601
Kimco Realty Corp. 4.82%, 8/15/11                     200          196,264
                                                              ------------
                                                                   827,865
                                                              ------------

SOFT DRINKS--0.3%
Coca-Cola Enterprises, Inc. 4.375%,
  9/15/09                                           1,000          989,837

PHOENIX STRATEGIC ALLOCATION FUND

                                                 PAR VALUE
                                                   (000)          VALUE
                                                  -------     ------------

DOMESTIC CORPORATE BONDS (continued)

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 4.75%, 12/15/10                   $   850     $    842,615

SYSTEMS SOFTWARE--0.1%
Computer Associates International,
  Inc. 144A 4.75%, 12/1/09(d)                         400          392,125

TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc. 6.875%,
  7/1/13                                              250          268,222

THRIFTS & MORTGAGE FINANCE--0.2%
Sovereign Bank 5.125%, 3/15/13                        500          493,860
--------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $42,485,899)                                   42,431,213
--------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--6.7%

Asset Backed Funding Corp. Net
  Interest Margin Trust 04-HE1, N1
  144A 4.45%, 7/26/34(d)                              331          332,247
CS First Boston Mortgage Securities
  Corp. 97-C2, A3 6.55%, 1/17/35                    3,725        3,913,292
DLJ Commercial Mortgage Corp.
  98-CF2, A1B 6.24%, 11/12/31                       1,840        1,938,067
Final Maturity Amortizing Notes
  05-2 1 4%, 2/25/10                                  800          790,625
First Horizon Mortgage Pass-Through
  Trust 05-AR1, 2A1 5.04%,
  4/25/35(e)                                          990          988,198
GMAC Commercial Mortgage
  Securities, Inc. 97-C2, A3
  6.566%, 4/15/29                                   1,538        1,608,787
GS Mortgage Securities Corp. II
  99-C1, A2 6.11%, 11/18/30(e)                      2,222        2,314,769
Homestar Net Interest Margin Trust
  04-3, A1 144A 5.50%, 7/25/34(d)                     155          154,411
J.P. Morgan Chase Commercial
  Mortgage Securities Corp.
  01-CIBC, A3 6.26%, 3/15/33                        2,250        2,414,757
Lehman Brothers Commercial Conduit
  Mortgage Trust 98-C4, A1B 6.21%,
  10/15/35                                          1,000        1,051,128
Master Resecuritization Trust 04-3,
  CTFS 5%, 10/28/34                                   914          891,257
PNC Mortgage Acceptance Corp.
  00-C2, A2 7.30%, 10/12/33                         1,000        1,111,978
Residential Asset Mortgage
  Products, Inc. 03-RS6, AI3 3.08%,
  12/25/28                                          1,750        1,731,973
Residential Funding Mortgage
  Securities I 05-SA1, 2A 4.916%,
  3/25/35(e)                                        1,094        1,089,984


                                                 PAR VALUE
                                                   (000)          VALUE
                                                  -------     ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Corp.
  Net Interest Margin Trust
  04-23XS  A 144A 5.50%, 2/28/35(d)               $   371     $    371,100
Wells Fargo Mortgage Backed
  Securities Trust  04-EE, 2A3
  3.989%, 1/25/35(e)                                  485          475,618
Wells Fargo Mortgage Backed
  Securities Trust 03-4, A18 5.50%,
  6/25/33                                             350          346,245
--------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,576,434)                                   21,524,436
--------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES(h)--2.9%

AUSTRALIA--0.2%
Commonwealth of Australia Series
  705 7.50%, 7/15/05                                  805(j)       624,574

AUSTRIA--0.2%
Republic of Austria Series 97
  5.75%, 4/11/07                                      450(l)       618,902

BRAZIL--0.1%
Federative Republic of Brazil
  7.875%, 3/7/15                                      250          238,750
Federative Republic of Brazil DCB-L
  3.125%, 4/15/12(e)                                  110          103,677
                                                              ------------
                                                                   342,427
                                                              ------------

BULGARIA--0.1%
Republic of Bulgaria 144A 8.25%,
  1/15/15(d)                                          190          232,275

CHILE--0.2%
Republic of Chile 3.11%, 1/28/08(e)                   750          753,750

COLOMBIA--0.0%
Republic of Colombia 10%, 1/23/12                     125          135,625

COSTA RICA--0.2%
Republic of Costa Rica 144A 9.335%,
  5/15/09(d)                                          500          547,500

MEXICO--0.2%
United Mexican States 5.875%,
  1/15/14                                             500          496,250

NEW ZEALAND--0.2%
Commonwealth of New Zealand Series
  206 6.50%, 2/15/06                                  850(k)       604,837

PANAMA--0.1%
Republic of Panama 9.375%, 1/16/23                    250          281,250

PERU--0.0%
Republic of Peru 8.75%, 11/21/33                       50           52,250

PHILIPPINES--0.1%
Republic of Philippines 8.375%,
  2/15/11                                             200          205,000

PHOENIX STRATEGIC ALLOCATION FUND

                                                 PAR VALUE
                                                   (000)          VALUE
                                                  -------     ------------

FOREIGN GOVERNMENT SECURITIES (continued)

RUSSIA--0.2%
Russian Federation 8.25%,
  3/31/10(f)                                      $   200     $    215,420
Russian Federation 5%,
  3/31/30(e)(f)                                       500          513,900
                                                              ------------
                                                                   729,320
                                                              ------------

SLOVENIA--0.3%
Republic of Slovenia 4.875%, 3/18/09                  750(l)     1,037,651

SOUTH AFRICA--0.2%
Republic of South Africa Series
  R152 12%, 2/28/06                                 4,533(i)       753,958

SOUTH KOREA--0.5%
Republic of Korea 8.875%, 4/15/08                     500          561,220
Republic of Korea 4.25%, 6/1/13                     1,000          935,170
                                                              ------------
                                                                 1,496,390
                                                              ------------

TURKEY--0.1%
Republic of Turkey 7.25%, 3/15/15                     250          245,625
--------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $9,050,699)                                     9,157,584
--------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(h)--4.3%

AUSTRALIA--0.4%
St. George Bank Ltd. 144A 5.30%, 10/15/15(d)          500          503,788
Westfield Capital Corp. 144A
  5.125%, 11/15/14(d)                                 650          640,233
                                                              ------------
                                                                 1,144,021
                                                              ------------

CANADA--0.0%
Domtar, Inc. 5.375%, 12/1/13                          150          141,352

CHILE--0.5%
Banco Santander Corp. 144A 5.375%,
  12/9/14(d)                                          200          198,186
HQI Transelectric Chile SA 7.875%,
  4/15/11                                           1,000        1,143,770
Petropower I Funding Trust 144A
  7.36%, 2/15/14(d)                                   332          325,036
                                                              ------------
                                                                 1,666,992
                                                              ------------

GERMANY--0.3%
Deutsche Telekom International
  Finance BV 8.50%, 6/15/10                           500          575,040
European Investment Bank 6%, 7/15/05                  625(j)       482,790
                                                              ------------
                                                                 1,057,830
                                                              ------------

ITALY--0.2%
Telecom Italia Capital SA 4%,
  11/15/08                                            750          730,389


                                                 PAR VALUE
                                                   (000)          VALUE
                                                  -------     ------------

FOREIGN CORPORATE BONDS (continued)

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A
  7%, 11/3/09(d)                                  $   750     $    744,375

MALAYSIA--0.3%
Malaysia International Shipping
  Corp. Capital Ltd. 144A 6.125%,
  7/1/14(d)                                           750          789,294
Petronas Capital Ltd. 7%,
  5/22/12(f)                                          250          274,896
                                                              ------------
                                                                 1,064,190
                                                              ------------

MEXICO--0.2%
America Movil SA de CV 5.75%,
  1/15/15                                             650          628,259

NETHERLANDS--0.1%
Coca-Cola HBC Finance BV 5.125%,
  9/17/13                                             250          251,099

NORWAY--0.2%
Norske Skogindustrier ASA 144A
  6.125%, 10/15/15(d)                                 500          516,799

SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%,
  11/15/19(d)(e)                                      500          484,182

SOUTH KOREA--0.6%
Korea Development Bank 5.50%,
  11/13/12                                          2,000        2,037,682

SWEDEN--0.2%
Nordea Bank Sweden AB 144A 5.25%,
  11/30/12(d)                                         500          511,151

UNITED KINGDOM--0.9%
BP Capital Markets plc 2.75%,
  12/29/06                                          1,500        1,470,231
HBOS plc 144A 5.375%, 11/29/49(d)(e)                1,250        1,251,566
                                                              ------------
                                                                 2,721,797
                                                              ------------

--------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $13,575,799)                                   13,700,118
--------------------------------------------------------------------------


                                                   SHARES
                                                  -------
DOMESTIC COMMON STOCKS--56.4%

ADVERTISING--0.9%
Harte-Hanks, Inc.                                 102,800        2,833,168

AEROSPACE & DEFENSE--1.3%
United Technologies Corp.                          39,900        4,056,234

AIR FREIGHT & COURIERS--0.7%
FedEx Corp.                                        24,500        2,301,775

APPLICATION SOFTWARE--1.5%
Amdocs Ltd.(b)                                     68,600        1,948,240

PHOENIX STRATEGIC ALLOCATION FUND

                                                   SHARES        VALUE
                                                  -------     ------------

DOMESTIC COMMON STOCKS (continued)

APPLICATION SOFTWARE (CONTINUED)
Intuit, Inc.(b)                                    64,800     $  2,836,296
                                                              ------------
                                                                 4,784,536
                                                              ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.2%
Bank of New York Co., Inc. (The)                   33,100          961,555
Mellon Financial Corp.                            104,000        2,968,160
                                                              ------------
                                                                 3,929,715
                                                              ------------

BROADCASTING & CABLE TV--1.3%
Comcast Corp. Special Class A(b)                  122,100        4,078,140

CASINOS & GAMING--0.4%
Caesars Entertainment, Inc.(b)                     68,000        1,345,720

COMMUNICATIONS EQUIPMENT--0.9%
Avocent Corp.                                      23,100          592,746
Cisco Systems, Inc.(b)                            134,900        2,413,361
                                                              ------------
                                                                 3,006,107
                                                              ------------

COMPUTER HARDWARE--0.8%
Dell, Inc.(b)                                      65,000        2,497,300

CONSTRUCTION & ENGINEERING--1.6%
Jacobs Engineering Group, Inc.(b)                  98,500        5,114,120

DATA PROCESSING & OUTSOURCED SERVICES--2.6%
Affiliated Computer Services, Inc.
  Class A(b)                                       58,100        3,093,244
Computer Sciences Corp.(b)                         80,600        3,695,510
Fiserv, Inc.(b)                                    40,500        1,611,900
                                                              ------------
                                                                 8,400,654
                                                              ------------

DIVERSIFIED BANKS--4.7%
Bank of America Corp.                             107,900        4,758,390
U.S. Bancorp                                       18,600          536,052
Wachovia Corp.                                     83,500        4,250,985
Wells Fargo & Co.                                  90,600        5,417,880
                                                              ------------
                                                                14,963,307
                                                              ------------

DIVERSIFIED CHEMICALS--0.9%
Du Pont (E.I.) de Nemours & Co.                    56,200        2,879,688

DRUG RETAIL--1.4%
CVS Corp.                                          82,300        4,330,626

ELECTRIC UTILITIES--2.3%
DTE Energy Co.                                     43,900        1,996,572
Entergy Corp.                                      32,500        2,296,450
PG&E Corp.                                         86,600        2,953,060
                                                              ------------
                                                                 7,246,082
                                                              ------------


                                                   SHARES        VALUE
                                                  -------     ------------

DOMESTIC COMMON STOCKS (continued)

EMPLOYMENT SERVICES--0.8%
Manpower, Inc.                                     62,000     $  2,698,240

FOOTWEAR--0.5%
NIKE, Inc. Class B                                 19,100        1,591,221

HEALTH CARE EQUIPMENT--1.2%
Fisher Scientific International,
  Inc.(b)                                          64,700        3,682,724

HEALTH CARE FACILITIES--1.4%
HCA, Inc.                                          64,200        3,439,194
Manor Care, Inc.                                   28,600        1,039,896
                                                              ------------
                                                                 4,479,090
                                                              ------------

HEALTH CARE SERVICES--1.1%
Express Scripts, Inc.(b)                           38,600        3,365,534

HEALTH CARE SUPPLIES--1.1%
DENTSPLY International, Inc.                       64,500        3,509,445

HOTELS, RESORTS & CRUISE LINES--0.9%
Marriott International, Inc. Class A               44,700        2,988,642

HOUSEHOLD PRODUCTS--1.1%
Procter & Gamble Co. (The)                         64,300        3,407,900

INDUSTRIAL CONGLOMERATES--3.0%
General Electric Co.                              265,600        9,577,536

INDUSTRIAL MACHINERY--1.1%
Ingersoll-Rand Co. Class A                         45,000        3,584,250

INTEGRATED OIL & GAS--1.7%
Exxon Mobil Corp.                                  90,500        5,393,800

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
SBC Communications, Inc.                           32,900          779,401
Verizon Communications, Inc.                       27,600          979,800
                                                              ------------
                                                                 1,759,201
                                                              ------------

INTERNET SOFTWARE & SERVICES--0.6%
Webex Communications, Inc.(b)                      91,400        1,973,326

INVESTMENT BANKING & BROKERAGE--2.3%
Merrill Lynch & Co., Inc.                          47,200        2,671,520
Morgan Stanley                                     79,500        4,551,375
                                                              ------------
                                                                 7,222,895
                                                              ------------

LEISURE PRODUCTS--0.2%
Brunswick Corp.                                    14,500          679,325

MANAGED HEALTH CARE--1.4%
WellPoint, Inc.(b)                                 36,400        4,562,740

PHOENIX STRATEGIC ALLOCATION FUND

                                                   SHARES        VALUE
                                                  -------     ------------

DOMESTIC COMMON STOCKS (continued)

MOVIES & ENTERTAINMENT--3.5%
Time Warner, Inc.(b)                              380,200     $  6,672,510
Walt Disney Co. (The)                             151,400        4,349,722
                                                              ------------
                                                                11,022,232
                                                              ------------

MULTI-UTILITIES & UNREGULATED POWER--0.4%
Dominion Resources, Inc.                           16,500        1,228,095

OIL & GAS DRILLING--0.6%
Patterson-UTI Energy, Inc.                         74,200        1,856,484

OIL & GAS EXPLORATION & PRODUCTION--0.6%
Anadarko Petroleum Corp.                           24,100        1,834,010

OTHER DIVERSIFIED FINANCIAL SERVICES--2.0%
Citigroup, Inc.                                    44,500        1,999,830
JPMorgan Chase & Co.                              127,800        4,421,880
                                                              ------------
                                                                 6,421,710
                                                              ------------

PACKAGED FOODS & MEATS--1.2%
Dean Foods Co.(b)                                  29,200        1,001,560
Heinz (H.J.) Co.                                   54,700        2,015,148
Kellogg Co.                                        21,800          943,286
                                                              ------------
                                                                 3,959,994
                                                              ------------

PHARMACEUTICALS--1.7%
Johnson & Johnson                                  36,000        2,417,760
Pfizer, Inc.                                      119,000        3,126,130
                                                              ------------
                                                                 5,543,890
                                                              ------------

RAILROADS--1.2%
Norfolk Southern Corp.                             82,500        3,056,625
Union Pacific Corp.                                 9,900          690,030
                                                              ------------
                                                                 3,746,655
                                                              ------------

REITS--0.3%
Friedman, Billings, Ramsey Group,
  Inc. Class A                                     58,100          922,047

RESTAURANTS--0.7%
Yum! Brands, Inc.                                  41,200        2,134,572

SOFT DRINKS--1.0%
Coca-Cola Co. (The)                                73,500        3,062,745

SYSTEMS SOFTWARE--1.1%
Microsoft Corp.                                   151,100        3,652,087

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Nextel Communications, Inc. Class
  A(b)                                             67,400        1,915,508
--------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $149,454,075)                                 179,543,070
--------------------------------------------------------------------------


                                                   SHARES        VALUE
                                                  -------     ------------

FOREIGN  COMMON STOCKS(h)--0.8%

ELECTRONIC MANUFACTURING SERVICES--0.2%
Flextronics International Ltd.
  (Singapore)(b)                                   68,300     $    822,332

SEMICONDUCTORS--0.6%
ATI Technologies, Inc. (Canada)(b)                107,800        1,860,628
--------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,136,017)                                     2,682,960
--------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.6%
SPDR Trust Series I                                16,000        1,887,360
--------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,907,400)                                     1,887,360
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $281,069,451)                                 310,602,163
--------------------------------------------------------------------------


                                                 PAR VALUE
                                                   (000)          VALUE
                                                  -------     ------------

SHORT-TERM INVESTMENTS--2.2%

COMMERCIAL PAPER--2.2%
Clipper Receivables LLC 2.84%,
  4/1/05                                            2,440        2,440,000
Gannett Co. 2.75%, 4/6/05                           1,920        1,919,266
BellSouth Corp. 2.75%, 4/12/05                      2,015        2,013,307
Pfizer, Inc. 2.64%, 5/6/05                            580          578,502
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,951,085)                                     6,951,075
--------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $288,020,536)                                 317,553,238(a)

Other assets and liabilities, net--0.3%                            882,912
                                                              ------------
NET ASSETS--100.0%                                            $318,436,150
                                                              ============

PHOENIX STRATEGIC ALLOCATION FUND


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $34,788,561 and gross depreciation of $5,373,563 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $288,138,240.
(b) Non-income producing.
(c) Illiquid and restricted security. At March 31, 2005, these securities amounted to a value of $1,067,253 or 0.3% of net assets. For acquisition information, please see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedule of Investments.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to a value of $14,113,228 or 4.4% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) Regulation S Security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 & 904 of the Securities Act of 1933.
(g) All or a portion segregated as collateral for forward currency contracts.
(h) Foreign Corporate Bonds and Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1E "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(i) Par value represents South African Rand.
(j) Par value represents Australian Dollar.
(k) Par value represents New Zealand Dollar.
(l) Par value represents Euro.

PHOENIX STRATEGIC ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2005


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Phoenix Strategic Allocation Fund in the preparation of its Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date. The Fund maintains collateral for the securities purchased.

D. FOREIGN CURRENCY TRANSLATION

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

PHOENIX STRATEGIC ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2005

E. FOREIGN SECURITY COUNTRY DETERMINATION

   A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

F. FORWARD CURRENCY CONTRACTS

   The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Schedule of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

At March 31, 2005, the Fund entered into Forward Currency Contracts as follows:


                                                                                  Net Unrealized
Contract to             In Exchange              Settlement                       Appreciation
Receive                 for                      Date             Value           (Depreciation)
-------                 ---                      ----             -----           --------------

JPY 134,707,300         USD $1,300,000           4/12/05          $1,258,051      ($41,949)

JPY 67,202,850          USD    650,000           6/13/05             631,020       (18,980)

EUR 485,745             USD    650,000           6/13/05             630,819       (19,181)
                                                                                  ---------
                                                                                   (80,110)

EUR  Euro      JPY  Japanese Yen        USD  United States Dollars

NOTE 2 -CREDIT RISK AND ASSET CONCENTRATION

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   High yield debt securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or sub adviser to accurately predict risk.

PHOENIX STRATEGIC ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2005


NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

   Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At March 31, 2005, the Fund held the following restricted security:


                                                                       Market           % of
                                    Acquisition      Acquisition       Value            Net Assets
                                    Date             Cost              At 3/31/05       At 3/31/05
                                    ----             -----             ----------       ----------

ITW Cupids Financial Trust I
144 A 6.55%, 12/31/11               4/18/02          $998,490          $1,067,253       0.3%


   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


NOTE 4--MERGER

   On March 18, 2005 the Board of Trustees announced that the Phoenix Strategic Allocation Fund, pursuant to an Agreement and Plan of Reorganization, would transfer all of its assets to the Phoenix Balanced Fund in exchange for shares of the Phoenix Balanced Fund and the assumption by the Phoenix Balanced Fund of all liabilities of the Phoenix Strategic Allocation Fund. The shareholders of the Strategic Allocation Fund will receive pro rata shares of the Phoenix Balanced Fund. The merger took place on April 29, 2005.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Phoenix Strategic Allocation Fund
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ George R. Aylward
                         -------------------------------------------------------
                              George R. Aylward, Executive Vice President
                              (principal executive officer)

Date     May 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ George R. Aylward
                         -------------------------------------------------------
                              George R. Aylward, Executive Vice President
                              (principal executive officer)

Date     May 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*     /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                              Nancy G. Curtiss, Treasurer and Chief
                              Financial Officer
                              (principal financial officer)

Date     May 23, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.